Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	560,000,000	560,000,000	560,000,000
Common stock, shares issued	10,575,749	9,815,749	10
Common stock, shares outstanding	10,575,749	9,815,749	10
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0